UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                FORM 24F-2
                                     Annual Notice of Securities Sold
                                          Pursuant to Rule 24f-2

1.     Name and address of issuer:                 Southland Separate Account L1
                                                   5780 Powers Ferry Road
                                                   Atlanta, GA 30327


2.     Name of each series or class of securities for which this Form is filed:

                                                   Southland Separate Account L1


3.     Investment Company Act File Number:         811-9106



       Securities Act File Number:                 33-97852



4.(a)  Last day of fiscal year for which this Form is filed:      December 31



4.(b) [  ]   Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year)


4.(c) [  ]   Check box if this is the last time the issuer will be filing this
             Form.

5.     Calculation of registration fee:


       (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24f-2:

                                            $ 31,027,835

       (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                            $ 6,892,938

       (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                            $  -0-

       (iv)    Total available redemption credits [add Items 5(ii) and 5(iii)]:

                                            $ 6,892,938

       (v)     Net sales-- if item 5(i) is greater than Item 5(iv) [subtract
               Item 5(iv) from Item 5(i)]

                                            $ 24,134,897

       (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from item 5(i)]:

                                            $(   -0-   )

       (vii)   Multiplier for determining registration fee:

                                            X .000264

       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

                                            =$ 6,372

6      Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due-- If this Form is being filed more than 90 days after the end of the issuer's fiscal year:
                                            +$

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                            =$ 6,372

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                            March 13, 2000

                  Method of Delivery:

                  [ X ] Wire Transfer to CIK 0001001980
                  [   ] Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:          /s/: Stephen M. Christopher
             ----------------------------------------------------------
             Stephen M. Christopher, President


Date:        March 14, 2000